Other Items/ Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jul. 13, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Par value per share		$ 0.01	$ 0.01
Non Adjusting Event After Reporting Period [Member] | K2 Health Venture [Member] | Secured Loan Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Long Term Borrowings	$ 45.0
Borrowings, interest rate	2.95%
Borrowings, maturity	July 12, 2031
Line of credit facility current borrowing capacity	$ 20.0
Par value per share	$ 0.5257
Line of credit facility, remaining borrowing capacity	$ 25.0
Non Adjusting Event After Reporting Period [Member] | K2 Health Venture [Member] | Secured Loan Facility [Member] | American Depositary Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share	$ 2.6285
Convertible Loan Liabilities [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of convertible loan liabilities	$ 4.2
Convertible loan liabilities principal amount	4.0
Convertible loan liabilities accrued interest	$ 0.2